CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
COMMUNICATION SERVICES - 2.8%
Entertainment - 2.8%
Endeavor Group Holdings Inc., Class A Shares	79,400	$2,343,888	*
Live Nation Entertainment Inc.	40,700	4,787,948	*

TOTAL COMMUNICATION SERVICES		7,131,836

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 2.4%
Aptiv PLC	51,400	6,153,094	*

Diversified Consumer Services - 0.8%
Service Corp. International	29,251	1,925,301

Hotels, Restaurants & Leisure - 4.1%
Bloomin’ Brands Inc.	152,100	3,337,074
Expedia Group Inc.	26,100	5,106,987	*
Six Flags Entertainment Corp.	44,800	1,948,800	*

Total Hotels, Restaurants & Leisure		10,392,861

Internet & Direct Marketing Retail - 0.5%
Chewy Inc., Class A Shares	29,400	1,198,932	*

Leisure Products - 1.5%
Hasbro Inc.	47,700	3,907,584

Specialty Retail - 2.6%
Carvana Co.	15,500	1,848,995	*
Petco Health & Wellness Co. Inc.	115,700	2,264,249	*
Ross Stores Inc.	27,700	2,505,742

Total Specialty Retail		6,618,986

TOTAL CONSUMER DISCRETIONARY		30,196,758

CONSUMER STAPLES - 6.1%
Food & Staples Retailing - 4.6%
Casey’s General Stores Inc.	25,700	5,092,969
Performance Food Group Co.	132,500	6,745,575	*

Total Food & Staples Retailing		11,838,544

Personal Products - 1.5%
Coty Inc., Class A Shares	425,000	3,820,750	*

TOTAL CONSUMER STAPLES		15,659,294

ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Pioneer Natural Resources Co.	34,700	8,676,041

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2022 Quarterly Report	1

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 11.5%
Banks - 4.9%
Fifth Third Bancorp	85,600	$3,684,224
First Republic Bank	26,200	4,247,020
Western Alliance Bancorp	55,900	4,629,638

Total Banks		12,560,882

Capital Markets - 0.5%
Blue Owl Capital Inc.	105,900	1,342,812

Insurance - 4.7%
Arch Capital Group Ltd.	120,000	5,810,400	*
Hartford Financial Services Group Inc.	83,700	6,010,497

Total Insurance		11,820,897

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Starwood Property Trust Inc.	144,500	3,492,565

TOTAL FINANCIALS		29,217,156

HEALTH CARE - 12.6%
Biotechnology - 1.5%
Horizon Therapeutics PLC	36,800	3,871,728	*

Health Care Providers & Services - 1.3%
Molina Healthcare Inc.	9,800	3,269,182	*

Health Care Technology - 0.9%
Definitive Healthcare Corp.	87,500	2,156,875	*

Life Sciences Tools & Services - 7.5%
Avantor Inc.	146,500	4,954,630	*
Bio-Techne Corp.	7,800	3,377,712
ICON PLC	10,000	2,432,200	*
Maravai LifeSciences Holdings Inc., Class A Shares	90,000	3,174,300	*
Syneos Health Inc.	64,800	5,245,560	*

Total Life Sciences Tools & Services		19,184,402

Pharmaceuticals - 1.4%
Catalent Inc.	31,400	3,482,260	*

TOTAL HEALTH CARE		31,964,447

INDUSTRIALS - 17.5%
Building Products - 5.0%
Masonite International Corp.	48,500	4,313,590	*
Resideo Technologies Inc.	213,500	5,087,705	*
Zurn Water Solutions Corp.	95,000	3,363,000

Total Building Products		12,764,295

Construction & Engineering - 5.5%
API Group Corp.	278,300	5,852,649	*
WillScot Mobile Mini Holdings Corp.	205,900	8,056,867	*

Total Construction & Engineering		13,909,516

See Notes to Schedule of Investments.

2	ClearBridge Variable Mid Cap Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Electrical Equipment - 4.4%
Regal Rexnord Corp.	48,677	$7,242,164
Vertiv Holdings Co.	285,000	3,990,000

Total Electrical Equipment		11,232,164

Machinery - 1.1%
RBC Bearings Inc.	13,800	2,675,544	*

Professional Services - 1.5%
Clarivate PLC	231,600	3,881,616	*

TOTAL INDUSTRIALS		44,463,135

INFORMATION TECHNOLOGY - 19.4%
Electronic Equipment, Instruments & Components - 4.8%
CDW Corp.	21,500	3,846,135
Keysight Technologies Inc.	27,500	4,344,175	*
Teledyne Technologies Inc.	8,500	4,017,355	*

Total Electronic Equipment, Instruments & Components		12,207,665

Semiconductors & Semiconductor Equipment - 4.5%
Marvell Technology Inc.	64,200	4,603,782
ON Semiconductor Corp.	65,900	4,125,999	*
SolarEdge Technologies Inc.	8,700	2,804,619	*

Total Semiconductors & Semiconductor Equipment		11,534,400

Software - 10.1%
Aspen Technology Inc.	16,400	2,712,068	*
Autodesk Inc.	9,600	2,057,760	*
Black Knight Inc.	65,500	3,798,345	*
DocuSign Inc.	5,900	632,008	*
Momentive Global Inc.	152,425	2,478,431	*
NCR Corp.	98,000	3,938,620	*
Sailpoint Technologies Holdings Inc.	58,500	2,994,030	*
Splunk Inc.	19,600	2,912,756	*
Workiva Inc.	36,100	4,259,800	*

Total Software		25,783,818

TOTAL INFORMATION TECHNOLOGY		49,525,883

MATERIALS - 4.8%
Chemicals - 3.4%
Ashland Global Holdings Inc.	57,200	5,629,052
Sensient Technologies Corp.	35,700	2,997,015

Total Chemicals		8,626,067

Containers & Packaging - 1.4%
Ball Corp.	39,300	3,537,000

TOTAL MATERIALS		12,163,067

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2022 Quarterly Report	3

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Alexandria Real Estate Equities Inc.		25,700	$5,172,125
Americold Realty Trust		79,500	2,216,460
Sun Communities Inc.		17,800	3,120,162

TOTAL REAL ESTATE			10,508,747

UTILITIES - 4.1%
Electric Utilities - 1.4%
Eversource Energy		40,100	3,536,419

Multi-Utilities - 2.7%
Ameren Corp.		48,200	4,519,232
DTE Energy Co.		17,300	2,287,233

Total Multi-Utilities			6,806,465

TOTAL UTILITIES			10,342,884

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $161,622,641)			249,849,248

	RATE
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.139%	3,157,895	3,157,895
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.212%	789,474	789,474	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,947,369)			3,947,369

TOTAL INVESTMENTS - 99.7% (Cost - $165,570,010)			253,796,617
Other Assets in Excess of Liabilities - 0.3%			755,787

TOTAL NET ASSETS - 100.0%			$254,552,404

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2022, the total market value of investments in Affiliated Companies was $789,474 and the cost was $789,474 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Mid Cap Portfolio 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$249,849,248	—	—	$249,849,248
Short-Term Investments†	3,947,369	—	—	3,947,369

Total Investments	$253,796,617	—	—	$253,796,617

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,737,050	$5,048,572	5,048,572	$5,996,148	5,996,148

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$112	—	$789,474

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